Goodwill and Other Intangible Assets (Intangible Assets Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 1,897,266	¥ 1,700,304
Accumulated amortization	(992,217)	(886,297)
Patent rights, know-how and license agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	180,379	173,800
Accumulated amortization	(143,448)	(154,772)
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	18,681	16,104
Accumulated amortization	(13,962)	(12,467)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,177	11,115
Accumulated amortization	(6,394)	(6,079)
Software to be sold, leased or otherwise marketed
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	156,820	141,111
Accumulated amortization	(124,819)	(110,663)
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	660,133	594,109
Accumulated amortization	(437,438)	(384,236)
Music catalogs
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	708,320	612,266
Accumulated amortization	(151,568)	(124,787)
Artist contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	42,902	41,764
Accumulated amortization	(30,425)	(29,017)
Television carriage contracts (broadcasting agreements)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	55,752	53,266
Accumulated amortization	(27,162)	(21,645)
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	63,102	56,769
Accumulated amortization	¥ (57,001)	¥ (42,631)